Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

The prepaid expenses and other current assets consist of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Tax recoverable	8,780,295	9,022,227
Deposits	3,138,975	504,468
Loan receivable due from a third party	1,398,509	7,250,047
Prepaid expense	181,269	135,820
Other receivables	1,052,801	13,816,974
	14,551,849	30,729,536